Related Party Balance And Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Major Transactions with Related Parties	Major transactions with related parties

		For the Six Months Ended June 30,
		2024	2025
		US$	US$
Interest income from Beijing Puyan	(i)	779	768
Proceeds from collection of the advance to Mr. Ding Rui	(ii)	271,794	—
Purchase of materials from Shenzhen Zhichong	(iii)	78,545	33,363
Sell products to Shenzhen Zhichong	(iii)	—	11,693
Sell products to Zhichong New Energy	(iv)	715,702	897,497
Proceeds from repayment of loans to Zhichong New Energy	(v)	26,383	—
Proceeds from collection of the advance to Mr. Hou Yifei	(vi)	408,746	—

Schedule of Balance of Amounts Due from Related Parties	Balance of amounts due from related parties:

		As of December 31,	As of June 30,
		2024	2025
		US$	US$
Beijing Puyan	(i)	298,254	300,266
Shenzhen Zhichong	(iii)	—	11,734
Zhichong New Energy	(iv)	1,917,418	2,755,269
Total		2,215,672	3,067,269

Schedule of Balance of Amounts Due to a Related Party	Balance of amounts due to a related party

		As of December 31,	As of June 30,
		2024	2025
		US$	US$
Shenzhen Zhichong	(iii)	125,748	56,241
Total		125,748	56,241